Leases	12 Months Ended
Dec. 31, 2025
Leases Disclosure [Abstract]
Leases
18. Leases
As a lessee
The Group has entered into various operating lease agreements for certain land use rights, offices, retail and service centers, warehouses for finished goods, parking areas for charging infrastructure, and factories which are substantially located in PRC. In 2022, the Group also entered into a finance lease agreement for the Guangzhou manufacturing plant. The Group determines if an arrangement is a lease, or contains a lease, at inception and records the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.
The Group’s leases, where the Group is the lessee, may include options to extend the lease term and options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Group will exercise such options.
The Group entered into a cooperation agreement and supplementary agreements (collectively
“Guangzhou Cooperation Agreements”
) in September 2020 and June 2021 for the establishment of the Group’s Guangzhou manufacturing plant with Guangzhou GET Investment and Guangzhou GET New Energy. Pursuant to Guangzhou Cooperation Agreement, the Group intends to construct a new Smart EV manufacturing base which houses a broad range of functions, including research and development, manufacturing, vehicle testing and sales.
The Group entered into a lease contract with Guangzhou GET New Energy to lease the plant and underlying land use right of Guangzhou manufacturing plant with an annual lease payment of RMB57,900 from July 2022 to June 2029, and further obtained an obligation to purchase the plant and underlying land use right at the construction cost of RMB1,300,000 at the end of lease term. Further construction cost amounting to RMB30,670 will be paid subsequently according to the payment schedule. The lease payment made before the lease commencement date was RMB60,443. The initial direct cost made and the incentive received on or before the lease commencement date were immaterial.
The lease of the land use right or a purchased land use right is accounted for as an operating lease under U.S. GAAP. As the Group has an obligation to purchase the plant at cost and the assets are designed for the use of the Group, the obligation is reasonably certain to be exercised, and accordingly, the lease of the plant was classified as a finance lease and recognized as property, plant and equipment of the Group. Therefore, on the lease commencement date, the land use right and property, plant and equipment for the plant amounted to
RMB389,508 and RMB1,001,820, respectively, being the present value of the lease payment and the exercise price of the purchase obligation.
The balances for the leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
	2024	2025
Operating lease
Land use rights, net	410,388	940,928
Right-of-use assets, net	1,261,663	3,730,921

Total operating lease assets	1,672,051	4,671,849

Operating lease liabilities - current	324,496	445,901
Operating lease liabilities - non current	1,345,852	4,246,599

Total operating lease liabilities	1,670,348	4,692,500

	As of December 31,
	2024	2025
Finance lease
Property, plant and equipment, at cost	1,001,820	1,001,820
Accumulated depreciation	(125,228)	(175,319)

Property, plant and equipment, net	876,592	826,501

Finance lease liabilities - current	41,940	55,581
Finance lease liabilities - non current	777,697	740,576

Total finance lease liabilities	819,637	796,157

The components of lease expense are as follows:

	For the Year Ended December 31,
	2023	2024	2025
Operating lease expense:
Operating lease expense	540,688	426,998	643,890
Short-term lease expense	231,467	259,129	149,229

Total operating lease expenses	772,155	686,127	793,119

Finance lease expense:
Amortization expense	50,091	50,091	50,091
Interest expense	40,205	39,325	38,321

Total finance lease expenses	90,296	89,416	88,412

Total lease expenses	862,451	775,543	881,531

Short-term leases primarily consist of the parking areas and pop-up
stores leases with a term of 12 months or less.
Amortization expense of finance lease, operating lease expense and short-term lease expense are recognized as cost of sales, selling, general and administrative expenses and research and development expenses.
Interest expense on finance lease liabilities is recognized over the lease term as “Interest expenses”.

Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2023	2024	2025
Weighted-average remaining lease term
Operating leases	4.6 years	4.3 years	8.7 years
Finance leases	5.6 years	4.6 years	3.6 years
Land use rights	49.0 years	48.0 years	26.1 years
Weighted-average discount rate
Operating leases	4.85%	4.85%	4.88%
Finance leases	4.90%	4.90%	4.90%
Land use rights	4.90%	4.90%	4.90%
Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Group elected to use the mortgage borrowing rate based on a similar borrowing term and amount with associated lease.

Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	268,290	456,697	757,331
Operating cash outflows from finance leases (interest payments)	40,205	—	—
Financing cash outflows from finance leases	113,943	31,767	61,801
Leased assets obtained in exchange for operating lease liabilities	(316,558)	186,698	3,704,284
As of December 31, 2025, the maturities of the Group’s lease liabilities (excluding short-term leases) are as follows:

	As of December 31, 2025
	Operating Lease	Finance Lease
Within 1 year	688,262	31,767
Between 1 and 2 years	579,773	34,835
Between 2 and 3 years	619,573	31,767
Between 3 and 4 years	984,346	825,955
Between 4 and 5 years	544,688	—
Thereafter	2,888,795	—

Total minimum lease payments	6,305,437	924,324
Less: Interest	(1,612,937)	(128,167)

Present value of lease obligations	4,692,500	796,157
Less: Current portion	(445,901)	(55,581)

Non - current portion of lease obligations	4,246,599	740,576

As a lessor
The Group entered into leases of factories with third parties in December 2023 and January 2024, respectively. Each lease has a term of
15
years, and contains no extension or termination options. Initial direct costs associated with the leases were immaterial for all periods presented. The lease agreements contain no residual value guarantees, nor do they grant lessees the option to purchase the underlying assets at the end of the lease terms.
The leases were classified as sales-type leases because the lease terms represent a major part of the remaining economic useful life of the underlying assets. Therefore, on the lease commencement date, the Group derecognized the underlying assets with amount of RMB194,284 and RMB
36,743
in December, 2023 and January, 2024, respectively, and recognized accordingly the net investment in the lease with amount of RMB216,218 and RMB
4,477
, respectively, which represents the present value of the lease receivables and the amount that a lessor expects to derive from the underlying assets following the end of the lease terms. The Group also recorded the gain with amount of RMB2,116 and RMB
135
in “Selling, general and administrative expenses” on the consolidated statements of comprehensive loss for the years ended December 31, 2023 and 2024. The Group did not enter into any new sales-type leases arrangement in 2025.

The balances for the factory lease where the Group is the lessor are presented as follows:

	As of December 31
	2024	2025
Other current assets
Finance lease receivable, current portion, net	11,388	11,687
Other non-current assets
Finance lease receivables, non-current portion, net	204,435	194,911

Total finance lease receivables, net	215,823	206,598

The net investment in sales-type lease consisted of:

	As of December 31
	2024	2025
Total minimum lease payments receivable	231,621	215,619
Less: Unearned income	(45,796)	(40,322)
Unguaranteed residuals	29,998	31,301

Net investment in lease payments receivable	215,823	206,598

Current portion	11,388	11,687

Non-current portion	204,435	194,911

Future minimum lease payments to be received for the sales-type leases are as follows:

	As of December 31
	2024	2025
Within 1 year	27,602	16,002
Between 1 and 2 years	16,002	16,002
Between 2 and 3 years	16,002	16,002
Between 3 and 4 years	16,002	16,002
Between 4 and 5 years	16,002	16,002
Thereafter	140,011	135,609

Total minimum lease receivable	231,621	215,619
Less: Unearned income	(45,796)	(40,322)
Unguaranteed residuals	29,998	31,301

Net investment in finance lease	215,823	206,598